UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blue Ridge Capital Holdings LLC/
           Blue Ridge Capital Offshore Holdings LLC
           ------------------------------------------------
Address:   660 Madison Avenue
           ------------------------------------------------
           New York, NY 10065-8405
           ------------------------------------------------

Form 13F File Number:  28-6968
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Griffin
        ------------------------------------
Title:  Managing Member
        ------------------------------------
Phone:  212 446 6200
        -------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ John Griffin                   New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $    4,907,266
                                         --------------
                                         (In Thousands)


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number         Name


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  419,896  1,941,896 SH       SOLE                 1,941,896      0    0
AMERICAN CAPITAL AGENCY CORP COM              02503X105   54,200  2,000,000 SH       SOLE                 2,000,000      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156    7,038  1,150,000 SH       SOLE                 1,150,000      0    0
APPLE INC                    COM              037833100  457,584  1,200,000 SH       SOLE                 1,200,000      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A -   G0457F107    6,957    300,000 SH       SOLE                   300,000      0    0
BAKER HUGHES INC             COM              057224107   66,225  1,435,000 SH       SOLE                 1,435,000      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107   35,847  4,897,100 SH       SOLE                 4,897,100      0    0
BLACKROCK INC                COM              09247X101   85,106    575,000 SH       SOLE                   575,000      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   80,695  5,130,000 SH       SOLE                 5,130,000      0    0
CREDICORP LTD                COM              G2519Y108   23,871    258,900 SH       SOLE                   258,900      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702   93,000 12,400,000 SH       SOLE                12,400,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    3,132     89,096 SH       SOLE                    89,096      0    0
DOLLAR TREE INC              COM              256746108  162,302  2,160,000 SH       SOLE                 2,160,000      0    0
DUNKIN BRANDS GROUP INC      COM              265504100      693     25,000 SH       SOLE                    25,000      0    0
DYNEGY INC DEL               COM              26817G300   13,864  3,365,000 SH       SOLE                 3,365,000      0    0
EAST WEST BANCORP INC        COM              27579R104   45,328  3,040,100 SH       SOLE                 3,040,100      0    0
EBAY INC                     COM              278642103  145,681  4,940,000 SH       SOLE                 4,940,000      0    0
ECHOSTAR CORP                CL A             278768106   13,008    575,300 SH       SOLE                   575,300      0    0
GLOBAL CROSSING LTD          SHS NEW          G3921A175   48,657  2,035,000 SH       SOLE                 2,035,000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   51,624    546,000 SH       SOLE                   546,000      0    0
GOLUB CAPITAL BDC INC        COM              38173M102   10,241    689,655 SH       SOLE                   689,655      0    0
GOOGLE INC                   CL A             38259P508  242,326    470,500 SH       SOLE                   470,500      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109   18,311    882,892 SH       SOLE                   882,892      0    0
ILLUMINA INC                 COM              452327109   35,396    865,000 SH       SOLE                   865,000      0    0
IVANHOE ENERGY INC           COM              465790103   17,104 15,985,000 SH       SOLE                15,985,000      0    0
IVANHOE MINES LTD            COM              46579N103   35,072  2,560,000 SH       SOLE                 2,560,000      0    0
JPMORGAN CHASE & CO          COM              46625H100  138,100  4,585,000 SH       SOLE                 4,585,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114    8,686    933,000 SH       SOLE                   933,000      0    0
KKR & CO L P DEL             COM UNITS        48248M102   24,827  2,387,180 SH       SOLE                 2,387,180      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N100  123,915 83,164,130 SH       SOLE                83,164,130      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  152,861  4,225,000 SH       SOLE                 4,225,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  202,492  3,669,000 SH       SOLE                 3,669,000      0    0
MGIC INVT CORP WIS           COM              552848103   18,514  9,900,600 SH       SOLE                 9,900,600      0    0
MONSANTO CO NEW              COM              61166W101  188,225  3,135,000 SH       SOLE                 3,135,000      0    0
NETFLIX INC                  COM              64110L106  229,712  2,028,000 SH       SOLE                 2,028,000      0    0
NORTHEAST BANCORP            COM NEW          663904209    2,024    157,040 SH       SOLE                   157,040      0    0
NOVAGOLD RES INC             COM NEW          66987E206   46,408  7,195,000 SH       SOLE                 7,195,000      0    0
NRG ENERGY INC               COM NEW          629377508  163,847  7,725,000 SH       SOLE                 7,725,000      0    0
NVR INC                      COM              62944T105   29,746     49,250 SH       SOLE                    49,250      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108    2,793    870,000 SH       SOLE                   870,000      0    0
PENNYMAC MTG INVT TR         COM              70931T103   37,906  2,384,000 SH       SOLE                 2,384,000      0    0
PRICELINE COM INC            COM NEW          741503403  141,805    315,500 SH       SOLE                   315,500      0    0
RANGE RES CORP               COM              75281A109  275,909  4,719,627 SH       SOLE                 4,719,627      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  171,990  6,500,000 SH       SOLE                 6,500,000      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108   72,128  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC               COM              88160R101   14,024    575,000 SH       SOLE                   575,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  235,982  4,660,000 SH       SOLE                 4,660,000      0    0
TRANSATLANTIC PETROLEUM LTD  SHS              G89982105      329    401,445 SH       SOLE                   401,445      0    0
UNITED CONTL HLDGS INC       COM              910047109   58,470  3,017,010 SH       SOLE                 3,017,010      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102  279,128  7,519,600 SH       SOLE                 7,519,600      0    0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105   24,618 13,752,933 SH       SOLE                13,752,933      0    0
YANDEX N V                   SHS CLASS A      N97284108   33,554  1,640,000 SH       SOLE                 1,640,000      0    0
YOUKU COM INC                SPONSORED ADR    98742U100   56,115  3,430,000 SH       SOLE                 3,430,000      0    0
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